ELECTRIC CITY DIVIDEND GROWTH FUND

Supplement to the Prospectus and

Statement of Additional Information

Dated January 6, 2005

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Effective August 29, 2005, the Directors of the Electric City Funds, Inc. have closed the Dividend Growth Fund and therefore the fund is no longer offered for purchase.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.